INCOME TAX BENEFIT - Net Operating Losses and Tax Credit Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Federal
Operating Loss Carryforwards [Line Items]
Net operating losses	$ 60,402	$ 42,539
Tax credits	387	387
State
Operating Loss Carryforwards [Line Items]
Net operating losses	33,627	25,383
Tax credits	$ 121	$ 88